Annual Total Returns - Class R Shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Potomac Managed Volatility Fund
Prospectus [Line Items]
Annual Return [Percent]	4.91%	1.22%	1.32%	3.66%	0.27%
Potomac Tactical Rotation Fund
Prospectus [Line Items]
Annual Return [Percent]	9.91%	10.18%	0.55%	(0.45%)	9.02%
Potomac Tactical Opportunities Fund
Prospectus [Line Items]
Annual Return [Percent]	12.02%	8.36%	15.76%	(14.53%)	(1.94%)
Potomac Defensive Bull Fund
Prospectus [Line Items]
Annual Return [Percent]	25.38%	19.82%	19.14%	(8.54%)	28.23%